STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Embedded Derivative Financial Instruments [Member] Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Embedded Derivative Financial Instruments [Member] Additional Paid-in Capital [Member]	Embedded Derivative Financial Instruments [Member] Series C Preferred Stock [Member]	Embedded Derivative Financial Instruments [Member]	Preferred Stock [Member]	Common Stock [Member] Cashless Exercise of Warrants [Member]	Common Stock [Member] Exercise of Options [Member]	Common Stock [Member] Exercise of Warrants for Cash [Member] Warrants at $3.67 [Member]	Common Stock [Member] Exercise of Warrants for Cash [Member] Warrants at $2.50 [Member]	Common Stock [Member] Settlement of Series C Preferred Stock abd Accrued Dividends [Member] Series C Preferred Stock [Member]	Common Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Cashless Exercise of Warrants [Member] Warrant [Member]	Additional Paid-in Capital [Member] Cashless Exercise of Warrants [Member]	Additional Paid-in Capital [Member] Exercise of Options [Member]	Additional Paid-in Capital [Member] Exercise of Warrants for Cash [Member] Warrants at $3.67 [Member]	Additional Paid-in Capital [Member] Exercise of Warrants for Cash [Member] Warrants at $2.50 [Member]	Additional Paid-in Capital [Member] Settlement of Series C Preferred Stock abd Accrued Dividends [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member] Warrant [Member]	Additional Paid-in Capital [Member] Series A Preferred Stock [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Cashless Exercise of Warrants [Member] Warrant [Member]	Cashless Exercise of Warrants [Member]	Exercise of Options [Member]	Exercise of Warrants for Cash [Member] Warrants at $3.67 [Member]	Exercise of Warrants for Cash [Member] Warrants at $2.50 [Member]	Exercise of Warrants for Cash [Member]	Settlement of Series C Preferred Stock abd Accrued Dividends [Member] Series C Preferred Stock [Member]	Warrant [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Total
Balance at Dec. 31, 2013					$ 0									$ 8,412											$ 9,036,038	$ (14,007,005)												$ (4,962,555)
Balance (in Shares) at Dec. 31, 2013					0									8,412,101
Sale of common stock														$ 956											1,968,454													$ 1,969,410
Sale of common stock (in Shares)														956,179																								956,179
Common stock issued for services														$ 654											1,634,346													$ 1,635,000
Common stock issued for services (in Shares)														654,000
Common stock issued in settlement of related party debt														$ 26											64,974													65,000
Common stock issued in settlement of related party debt (in Shares)														26,000
Common stock issued upon conversion of preferred stock and accrued dividends											$ 578	$ 494	$ 59									$ 1,062,753	$ 997,032	$ 88,841											$ 1,063,331	$ 997,526	$ 88,900
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)											577,901	493,818	59,267
Fair value reclassification																																						0
Donated capital																									87,500													87,500
Equity warrants issued to placement agent for sale of common stock																									52,800													52,800
Fair value of vested options																									4,193,425													4,193,425
Preferred stock dividend																										(300,359)												(300,359)
Net loss																										(8,473,040)												(8,473,040)
Balance at Dec. 31, 2014					$ 0									$ 11,179											19,186,163	(22,780,404)												$ (3,583,062)
Balance (in Shares) at Dec. 31, 2014					0									11,179,266																								11,179,266
Sale of common stock														$ 2,645											4,757,153												2,146,302	$ 4,759,798
Sale of common stock (in Shares)														2,645,432																								2,645,432
Common stock issued for services														$ 1,453											3,340,299													$ 3,341,752
Common stock issued for services (in Shares)														1,452,500
Common stock issued upon conversion of preferred stock and accrued dividends						$ 100	$ 10	$ 4	$ 4				$ 1,431			$ (100)	$ 20,890	$ 14,977	$ 9,996					2,144,870					$ 20,900	$ 14,981	$ 10,000						2,146,302
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)						99,552	10,000	4,082	4,000				1,430,871															99,552				8,082
Fair value reclassification	$ 639,467	$ (1,242,590)	$ 639,467	$ (1,242,590)											$ 265,955						$ (4,097,444)						$ 265,955							$ (4,097,444)				0
Stock based compensation																									4,626,284													4,626,284
Preferred stock dividend																									(351,522)													(351,522)
Net loss																										(9,461,452)												(9,461,452)
Balance at Dec. 31, 2015					$ 0									$ 16,826											29,314,399	(32,241,856)												$ (2,910,631)
Balance (in Shares) at Dec. 31, 2015					0									16,825,703																								16,825,703
Sale of common stock														$ 250											351,750													$ 352,000
Sale of common stock (in Shares)														250,000																								250,000
Common stock issued for services														$ 150											183,850													$ 184,000
Common stock issued for services (in Shares)														150,000
Common stock issued upon conversion of preferred stock and accrued dividends										$ 5			$ 50							$ 5,243				$ 74,950									$ 5,248				$ 75,000
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)										4,859			50,000
Fair value reclassification																									11,938													11,938
Stock based compensation														$ 75											935,244													935,319
Stock based compensation (in Shares)														75,000
Preferred stock dividend																									(32,244)													(32,244)
Net loss																										(2,582,907)												(2,582,907)
Balance at Mar. 31, 2016					$ 0									$ 17,356											$ 30,845,130	$ (34,824,763)												$ (3,962,277)
Balance (in Shares) at Mar. 31, 2016					0									17,355,562																								17,355,562